Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
14.
LEASES

The Group has operating leases for warehouses, stores, office spaces, and delivery centers that the Group utilizes under lease arrangements.

A summary of supplemental information related to operating leases is as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Operating lease ROU assets	422,966	133,004
Operating lease liabilities-non-current	206,303	52,997
Operating lease liabilities-current	214,843	79,586
Total operating lease liabilities	421,146	132,583
Weighted average remaining lease term	1.94 years	2.39 years
Weighted average discount rate	5.06%	4.31%

14.
LEASES (Continued)

A summary of lease cost recognized in the Group’s consolidated statements of operations and supplemental cashflow information related to operating leases is as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating lease cost	179,515	268,321	164,483
Short-term lease cost	4,249	420	275
Variable cost	6,396	9,166	973
Cash paid for operating leases	168,943	265,997	180,561
Right-of-use assets obtained in exchange for operating lease liabilities	448,148	269,601	76,040

A summary of maturity of operating lease liabilities under the Group’s non-cancellable operating leases as of December 31, 2022 is as follows:

As of December 31,
2022
RMB
2023	83,596
2024	31,318
2025	9,770
2026	8,654
2027	6,090
2028 and thereafter	1,007
Total lease payment	140,435
Less: interest	(7,852)
Present value of operating lease liability	132,583